Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 227,450	[1]	¥ 59,840	[1]	¥ 78,801
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs			¥ 59,840
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 227,450

[1]	Charge-offs increased from ¥59,840 million for the fiscal year ended March 31, 2022 to ¥227,450 million for the fiscal year ended March 31, 2023 due mainly to a debt waiver to a domestic corporate borrower.